      As filed with the Securities and Exchange Commission on April 1, 2005

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-2

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

            CSFB ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC
               (Exact name of Registrant as specified in Charter)
                    INVESTMENT COMPANY ACT FILE No. 811-21737
                                11 MADISON AVENUE
                            NEW YORK, NEW YORK 10010
(Address of Principal Executive Offices (Number, Street, City, State, Zip Code))

                                  800-910-2732
              (Registrant's Telephone Number, including Area Code)

                               STACIE YATES, ESQ.
                                11 MADISON AVENUE
                            NEW YORK, NEW YORK 10010
 (Name and address (Number, Street, City, State, Zip Code) of Agent For Service)

                          Copies of Communications to:

                            MICHAEL S. CACCESE, ESQ.
                   KIRKPATRICK & LOCKHART NICHOLSON GRAHAM LLP
                                 75 STATE STREET
                           BOSTON, MASSACHUSETTS 02109

                                EXPLANATORY NOTE

This Registration Statement of CSFB Alternative Capital Multi-Strategy Master Fund, LLC (the "Registrant") has been filed by the Registrant pursuant to
Section 8(b) of the Investment Company Act of 1940, as amended (the "1940 Act"). However, interests in the Registrant have not been registered under the Securities Act of 1933, as amended (the "1933 Act"), and such interests will be issued solely in private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of the 1933 Act. Investments in the Registrant may be made only by U.S. and foreign investment companies, common or commingled trust funds, organizations or trusts described in Sections 401(a) or 501(a) of the Internal Revenue Code of 1986, as amended, and similar organizations or collective investment or other entities or persons that are "accredited investors" within the meaning of Regulation D under the 1933 Act. This Registration Statement of CSFB Alternative Capital Multi-Strategy Master Fund, LLC does not constitute an offer to sell, or the solicitation of an offer to buy, any interest in the Registrant.

            CSFB ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

                       CONTENTS OF REGISTRATION STATEMENT

This registration statement of CSFB Alternative Capital Multi-Strategy Master Fund, LLC contains the following documents:

     Facing Sheet

     Explanatory Note

     Contents of Registration Statement

     Part A

     Part B

     Part C

     Signature Page

     Exhibit Index

     Exhibits

                                     PART A

Responses to all or a portion of certain Items required to be included in Part A of this Registration Statement are incorporated herein by reference from the prospectuses (collectively, the "Prospectus") included in Pre-Effective Amendment No. 2 to the Registration Statements on Form N-2 of (i) CSFB Alternative Capital Multi-Strategy Institutional Fund, LLC (1933 Act File No. 333-119317 and 1940 Act File No. 811-21644), and (ii) CSFB Alternative Capital Multi-Strategy Fund, LLC (1933 Act File No. 333-120049 and 1940 Act File No. 811-21657) (collectively, the "Feeder Funds"), each as filed with the Securities and Exchange Commission (the "SEC") on March 30, 2005 (the "Feeder Funds' Registration Statements on Form N-2").

ITEMS 1 -2

Omitted pursuant to Paragraph 3 of Instruction G of the General Instructions to Form N-2.

ITEM 3. FEE TABLE AND SYNOPSIS.
Not Applicable

ITEMS 3.2, 4--7
Omitted pursuant to Paragraph 3 of Instruction G of the General Instructions to Form N-2.

ITEM 8. GENERAL DESCRIPTION OF THE REGISTRANT.
CSFB Alternative Capital Multi-Strategy Master Fund, LLC (the "Master Fund") is a closed-end, non-diversified management investment company that was organized as a limited liability company under the laws of the State of Delaware on December 15, 2004. Interests in the Master Fund are issued solely in private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of the Securities Act of 1933, as amended (the "1933 Act"). Investments in the Master Fund may be made only by U.S. and foreign investment companies, common or commingled trust funds, organizations or trusts described in Sections 401(a) or 501(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and similar organizations or collective investment or other entities or persons that are "accredited investors" within the meaning of Regulation D under the 1933 Act. This Registration Statement, as amended, does not constitute an offer to sell, or the solicitation of an offer to buy, any "security" within the meaning of the 1933 Act.

Information on the Master Fund's investment objective, the kinds of securities in which the Master Fund principally invests, other investment practices and policies of the Master Fund and the risk factors associated with investments in the Master Fund are incorporated herein by reference from the sections in the entitled "Investment Programs of the Funds - Multi-Strategy Fund", "Investment Programs of the Funds - Investment Policies", "Investment Programs of the Funds
- Leverage", "Investment Programs of the Funds - Investment Process", "Investment Programs of the Funds - Manager Selection and Strategy Composition", "Investment Programs of the Funds - Risk Management", "Investment Programs of the Funds - Strategy Allocation", and "Risk Factors" in the Prospectus included in the Feeder Funds' Registration Statements on Form N-2 and the sections entitled "Investment Policies and Practices" in the Feeder Funds' statements of additional information (collectively, the "SAI") included in the Feeder Funds' Registration Statements on Form N-2.

ITEM 9. MANAGEMENT.
A description of how the business of the Master Fund is managed is incorporated herein by reference from the sections titled "Management of the Funds and the Master Funds" and "Management of the Funds, the Offshore Feeder Funds and the Master Funds" in the Prospectus included in the Feeder Funds' Registration Statements on Form N-2. The following list identifies the specific sections of the Feeder Funds' Registration Statements on Form N-2 under which the information required by Item 9 of Form N-2 may be found; each listed section is incorporated herein by reference.

ITEM 9.1(a)  Prospectus:     Management of the Funds and the Master Funds -
                             General; Management of the Funds, the Offshore
                             Feeder Funds and the Master Funds - General
             SAI:            Board of Managers

ITEM 9.1(b)  Prospectus:     Management of the Funds and the Master Funds -
                             General; Management of the Funds, the Offshore
                             Feeder Funds and the Master Funds - General
             SAI:            Investment Advisory Services

ITEM 9.1(c)  Prospectus:     Management of the Funds and the Master Funds;
                             Management of the Funds, the Offshore Feeder Funds
                             and the Master Funds
             SAI:            Investment Committee

ITEM 9.1(d)  Prospectus:     Management of the Funds and the Master Funds -
                             Administrative, Accounting, Custody, Transfer
                             Agent, and Registrar Services; Management of the
                             Funds, the Offshore Feeder Funds and the Master
                             Funds - Administrative, Accounting, Custody,
                             Transfer Agent, and Registrar Services
             SAI:            Independent Registered Public Accounting Firm and
                             Legal Counsel

ITEM 9.1(e)  Prospectus:     Management of the Funds and the Master Funds -
                             Administrative, Accounting, Custody, Transfer
                             Agent, and Registrar Services; Management of the
                             Funds, the Offshore Feeder Funds and the Master
                             Funds - Administrative, Accounting, Custody,
                             Transfer Agent, and Registrar Services
             SAI:            Custodian

ITEM 9.1(f)  Prospectus:     Summary of Fees and Expenses; Management of the
                             Funds and the Master Funds - General; Management of the Funds, the Offshore Feeder Funds and the Master Funds - General; Management of the Funds and the Master Funds - Administrative, Accounting,
                             Custody, Transfer Agent, and Registrar Services;
                             Management of the Funds, the Offshore Feeder Funds and the Master Funds -

                             Administrative, Accounting, Custody, Transfer Agent, and Registrar Services.
             SAI: The Funds' and the Master Funds' Expenses; The Funds', the Offshore Feeder Funds' and the Master Funds' Expenses

ITEM 9.1(g)  Not Applicable.

ITEM 9.2     Not Applicable.

ITEM 9.3 As of March 23, 2005, the Master Fund is controlled by CSFB Alternative Capital, Inc. (the "Adviser").

             SAI:            Control Persons

ITEM 10. CAPITAL STOCK, LONG-TERM DEBT AND OTHER SECURITIES

ITEM 10.1. The Master Fund is organized as a limited liability company under the laws of the State of Delaware and intends to be classified as a partnership for income tax purposes.

The beneficial interest in the Master Fund shall be divided into interests (the "Interests"). The number of Interests in the Master Fund shall be unlimited. All Interests issued by the Master Fund shall be fully paid and nonassessable. Interest holders shall have no preemptive or other rights to subscribe to any additional Interests or other securities issued by the Master Fund. The Board of Managers of the Master Fund (the "Managers") shall have full power and authority, in their sole discretion and without obtaining Interest holder approval, (a) to issue original or additional Interests at such times and on such terms and conditions as they deem appropriate, (b) to establish and to change in any manner interests with such preference, terms of conversion, voting powers, rights, and privileges as the Managers may determine consistent with the 1940 Act (but the Managers may not change interests in a manner materially adverse to the Interest holders), (c) to divide or combine the Interests in the Master Fund into a greater or lesser number, (d) to abolish the Master Fund, (e) to issue Interests to acquire other assets (including assets subject to, and in connection with, the assumption of liabilities) and businesses and (f) to take such other action with respect to the Interests as the Managers may deem desirable consistent with the 1940 Act.

The Managers shall accept investments from such persons and on such terms as they may from time to time authorize. At the Managers' sole discretion, such investments, subject to applicable law, may be in the form of cash or securities in which the Master Fund is authorized to invest. The Managers shall have the right to refuse to accept investments in the Master Fund at any time without any cause or reason therefor whatsoever. Notwithstanding anything in the Master Fund's Limited Liability Company Agreement to the contrary, (a) Interests shall be only be issued in a transaction or transactions not requiring registration under the 1933 Act and (b) the Master Fund shall not at any time have more than 100 Interest holders. In determining the number of Interest holders of the Master Fund, a person owning an interest through a partnership, grantor trust or S corporation (a "flow-through entity") shall be counted as an Interest holder if substantially all the value of that person's interest in the flow-through entity is attributable to that series and a principal purpose for using a tiered structure was to satisfy the 100-Interest holder condition. The Managers shall impose such other limitations on investments in the Master Fund as are necessary to avoid having the Master Fund treated as a "publicly traded partnership" within the meaning of Section 7704 of the Code.

The Master Fund may be terminated by a majority vote of Interest holders of the Master Fund or the Managers by written notice to the Interest holders.

The Managers may, without Interest holder approval, cause the Master Fund to merge or consolidate with or into any other entity or entities consistent with the 1940 Act. Any agreement of merger or consolidation or certificate of merger may be signed by a majority of Managers that are not interested as defined in the 1940 Act, and facsimile signatures conveyed by electronic or telecommunication means shall be valid.

The Managers may, without the prior consent or vote of the Interest holders, (i) cause to be organized or assist in organizing a corporation or corporations under the laws of any jurisdiction or any other trust, partnership, association, or other organization (each, a "successor entity") to take over all of the Master Fund property or assets or to carry on any business in which the Master Fund shall directly or indirectly have any interest, (ii) sell, convey, and transfer Master Fund property or assets to any such successor entity in exchange for the equity interests thereof or otherwise and (iii) lend money to, subscribe for the equity interests in, and enter into any contracts with, any such successor entity consistent with the 1940 Act.

The following list identifies the specific sections of the Feeder Funds' Registration Statements on Form N-2 under which the information required by Item 10 of Form N-2 may be found; each listed section is incorporated herein by reference.

             See Exhibit (a) to this Registration Statement
             Prospectus:     Appendix B: Limited Liability Agreements
             SAI:            Summary of LLC Agreement

ITEM 10.2.   Not applicable.

ITEM 10.3.   Not applicable.

ITEM 10.4.   Prospectus:     Taxes
             SAI:            Tax Aspects

ITEM 10.5.   OUTSTANDING SECURITIES.
             See Item 29 of Part C of this Registration Statement.

ITEM 10.6.   Not applicable.

ITEM 11.     Not applicable.

ITEM 12.     Not applicable.

ITEM 13.     Not applicable.

                                     PART B

Part B of this Registration Statement should be read in conjunction with Part A. Capitalized terms used in this Part B and not otherwise defined have the meanings given them in Part A of this Registration Statement.

Responses to all or a portion of certain Items required to be included in Part B of this Registration Statement are incorporated herein by reference from the prospectuses (the "Prospectus") and the statements of additional information ("SAI") included in Pre-Effective Amendment No. 2 to the Registration Statements on Form N-2 of (i) CSFB Alternative Capital Multi-Strategy Institutional Fund, LLC (1933 Act File No. 333-119317 and 1940 Act File No. 811-21644), and (ii)
CSFB Alternative Capital Multi-Strategy Fund, LLC (1933 Act File No. 333-120049 and 1940 Act File No. 811-21657) (collectively, the "Feeder Funds"), each as filed with the Securities and Exchange Commission (the "SEC") on March 30, 2005 (the "Feeder Funds' Registration Statements on Form N-2").

ITEM 14.     Not applicable.

ITEM 15.     Not applicable.

ITEM 16.     Not applicable.

ITEM 17. INVESTMENT OBJECTIVE AND POLICIES.

Part A contains basic information about the investment objective, policies and limitations of the Master Fund. This Part B supplements the discussion in Part A of the investment objective, policies, and limitations of the Master Fund.

Information on the Master Fund's investment objective, the kinds of securities in which the Master Fund principally invests, other investment practices and policies of the Master Fund and the risk factors associated with investments in the Master Fund are incorporated herein by reference from the sections in the entitled "Investment Programs of the Funds - Multi-Strategy Fund", "Investment Programs of the Funds - Investment Policies", "Investment Programs of the Funds
- Leverage", "Investment Programs of the Funds - Investment Process", "Investment Programs of the Funds - Manager Selection and Strategy Composition", "Investment Programs of the Funds - Risk Management", "Investment Programs of the Funds - Strategy Allocation", and "Risk Factors" in the Prospectus included in the Feeder Funds' Registration Statements on Form N-2 and the sections entitled "Investment Policies and Practices" in the SAI included in the Feeder Funds' Registration Statements on Form N-2.

ITEM 18. MANAGEMENT.

Information about the managers and officers of the Master Fund, their roles in the management of the Master Fund, the compensation of the Managers, and the committees of the Master Fund is incorporated by reference from the sections titled "Management of the Funds and the Master Funds" and "Management of the Funds, the Offshore Feeder Funds and the Master Funds" in the

Prospectus and from the section titled "Board of Managers", "Code of Ethics", "Voting of Proxies", and "Investor Advisory Services" in the SAI.

ITEM 19. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.

The CSFB Alternative Capital Multi-Strategy Fund, LLC, a Delaware limited liability company (the "Multi-Strategy Taxable Investor Feeder Fund") and the CSFB Alternative Capital Multi-Strategy Institutional Fund, LLC, a Delaware limited liability company (the "Multi-Strategy Feeder Fund"), through its investment in CSFB Alternative Capital Multi-Strategy Offshore Institutional Fund, LDC, a Cayman Islands limited duration company (the "Multi-Strategy Offshore Feeder Fund" and collectively with the Multi-Strategy Taxable Investor Feeder Fund and the Multi-Strategy Feeder Fund, the "Multi-Strategy Feeder Funds"), will invest substantially all of their assets in the Master Fund. Because any of the Multi-Strategy Feeder Funds may at that time be deemed to control the Master Fund, each such fund may take actions affecting the Master Fund without the approval of any other investor in the Master Fund. The addition of other investors in the Master Fund or an increase in any other Multi-Strategy Feeder Fund's investment in the Master Fund may alter a Multi-Strategy Feeder Fund's potential ability to control the Master Fund.

Each Multi-Strategy Feeder Fund has informed the Master Fund that whenever it is requested to vote on any proposal of the Master Fund, it will hold a meeting of shareholders and will cast its vote as instructed by its shareholders. It is anticipated that any other registered investment company investors in the Master Fund would follow the same or a similar practice.

The address of each Multi-Strategy Feeder Fund is the same as that of the Master Fund.

As of March 23, 2005, no officers or Managers of the Master Fund owned any of the outstanding Interests in the Master Fund.

As of March 23, 2005, CSFB Alternative Capital, Inc., 11 Madison Avenue, New York, New York 10010 controlled the Master Fund.

ITEM 20. INVESTMENT ADVISORY AND OTHER SERVICES.

Information on the investment management and other services provided for or on behalf of the Master Fund is incorporated herein by reference from the sections titled "Management of the Funds and the Master Funds" and "Management of the Funds, the Offshore Feeder Funds and the Master Fund" in the Prospectus and SAI. The following list identifies the specific sections in the Prospectus or SAI under which the information required by Item 20 of Form N-2 may be found; each section is incorporated herein by reference.

ITEM 20.1(a) Prospectus:     Management of the Funds and the Master Funds -
                             General; Management of the Funds, the Offshore
                             Feeder Funds and the Master Funds - General
              SAI:           Investment Advisory Services

ITEM 20.1(b) Prospectus:     Management of the Funds and the Master Funds -
                             General; Management of the Funds, the Offshore
                             Feeder Funds and the Master Funds - General

ITEM 20.1(c) Prospectus:     Management of the Funds and the Master Funds -
                             General; Management of the Funds, the Offshore
                             Feeder Funds and the Master Funds - General
             SAI:            Investment Advisory Services - The Adviser

ITEM 20.2    Prospectus:     Management of the Funds and the Master Funds -
                             General; Management of the Funds, the Offshore
                             Feeder Funds and the Master Funds - General
             SAI:            Investment Advisory Services - The Adviser

ITEM 20.3    Not Applicable.

ITEM 20.4    Prospectus:     Management of the Funds and the Master Funds -
                             Administrative, Accounting, Custody, Transfer
                             Agent, and Registrar Services; Management of the
                             Funds and the Offshore Feeder Funds and Master
                             Funds - Administrative, Accounting, Custody,
                             Transfer Agent, and Registrar Services

ITEM 20.5    Prospectus:     Management of the Funds and the Master Funds -
                             General; Management of the Funds, the Offshore
                             Feeder Funds and the Master Funds - General

ITEM 20.6    Prospectus:     Management of the Funds and the Master Funds -
                             Administrative, Accounting, Custody, Transfer
                             Agent, and Registrar Services; Management of the
                             Funds and the Offshore Feeder Funds and Master
                             Funds - Administrative, Accounting, Custody,
                             Transfer Agent, and Registrar Services
             SAI:            Custodian

ITEM 20.7    SAI:            Independent Registered Public Accounting Firm and
                             Legal Counsel

ITEM 20.8    Not Applicable.

ITEM 21. PORTFOLIO MANAGERS.

Information regarding the Investment Committee is incorporated herein by reference from the section titled "Management of the Funds and the Master Funds" in the Prospectus and the section titled "Investment Committee" in the SAI included in the Feeder Funds' Registration Statements on Form N-2.

ITEM 22. BROKERAGE ALLOCATION AND OTHER PRACTICES.

A description of the Master Fund's brokerage allocation and other practices is incorporated herein by reference from the section titled "Brokerage" in the SAI included in the Feeder Funds' Registration Statements on Form N-2.

ITEM 23. TAX STATUS.

Information on the taxation of the Master Fund is incorporated by reference from the section titled "Taxes" in the Prospectus and from the section titled "Tax Aspects" in the SAI included in the Feeder Funds' Registration Statements on Form N-2.

ITEM 24. FINANCIAL STATEMENTS.

The Master Fund will issue a complete set of financial statements on an annual basis prepared in accordance with generally accepted accounting principles.

Also contained in this Registration Statement are the following:
   1. Audited Financial Statements
   2. Unaudited Financial Information

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Managers and Members of
CSFB Alternative Capital Multi-Strategy Master Fund, LLC, CSFB Alternative Capital Event Driven Master Fund, LLC, CSFB Alternative Capital Long/Short Equity Master Fund, LLC, CSFB Alternative Capital Relative Value Master Fund, LLC, and CSFB Alternative Capital Tactical Trading Master Fund, LLC:

In our opinion, the accompanying statements of assets and liabilities present fairly, in all material respects, the financial position of CSFB Alternative Capital Multi-Strategy Master Fund, LLC, CSFB Alternative Capital Event Driven Master Fund, LLC, CSFB Alternative Capital Long/Short Equity Master Fund, LLC, CSFB Alternative Capital Relative Value Master Fund, LLC and CSFB Alternative Capital Tactical Trading Master Fund, LLC (hereafter collectively referred to as the "Funds") at February 24, 2005, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP


March 30, 2005

            CSFB ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC
             CSFB ALTERNATIVE CAPITAL EVENT DRIVEN MASTER FUND, LLC
           CSFB ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC
            CSFB ALTERNATIVE CAPITAL RELATIVE VALUE MASTER FUND, LLC
           CSFB ALTERNATIVE CAPITAL TACTICAL TRADING MASTER FUND, LLC


                    STATEMENTS OF ASSETS AND LIABILITIES
                             FEBRUARY 24, 2005


                            MULTI-       EVENT     LONG/SHORT    RELATIVE     TACTICAL
                           STRATEGY     DRIVEN       EQUITY        VALUE       TRADING
                            MASTER      MASTER       MASTER       MASTER       MASTER
                           FUND, LLC   FUND, LLC    FUND, LLC    FUND, LLC    FUND, LLC
ASSETS

  Cash                      $100,000    $100,000     $100,000     $100,000     $100,000

LIABILITIES                 $      0    $      0     $      0     $      0     $      0
                            --------    --------     --------     --------     --------

NET ASSETS                  $100,000    $100,000     $100,000     $100,000     $100,000
                            --------    --------     --------     --------     --------
                            --------    --------     --------     --------     --------

UNITS (UNLIMITED
AUTHORIZED)
OUTSTANDING                    1,000       1,000        1,000        1,000         1,000

NET ASSET VALUE
(PER UNIT)
(Offering and Redemption
Price per Unit)              $100.00     $100.00      $100.00      $100.00       $100.00


        See accompanying notes to the statements of assets and liabilities.

1. ORGANIZATION

CSFB Alternative Capital Multi-Strategy Master Fund, LLC, CSFB Alternative Capital Event Driven Master Fund, LLC, CSFB Alternative Capital Long/Short Equity Master Fund, LLC, CSFB Alternative Capital Relative Value Master Fund, LLC and CSFB Alternative Capital Tactical Trading Master Fund, LLC (individually the "Fund", collectively the "Funds") were formed on December 15, 2004, in the State of Delaware each as a closed-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Each fund is managed by a Board of Managers (individually a "Board" and collectively the "Boards") that is comprised of a majority of independent managers as described under the 1940 Act.

The investment objective of each of the Funds is to maximize its risk-adjusted performance by investing in pooled investment vehicles through selective groups of alternative asset managers employing various investment strategies. The Funds seek to achieve its objective through the allocation of capital among selected alternative asset managers (the "Portfolio Managers") or the funds they operate ("Portfolio Funds").

On March 28, 2005, each of the Funds' Board approved an investment advisory agreement with CSFB Alternative Capital, Inc. (the "Investment Adviser"). The Investment Adviser, a Delaware corporation and an affiliate of Credit Suisse First Boston, LLC, is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended, the Commodity Futures Trading Commission as a "commodity pool operator" and is a member of the National Futures Association. The Investment Adviser pursuant to the terms of the investment advisory agreements will direct the Funds' investment programs. Ultimate responsibility for monitoring and overseeing each Fund's management and operations is vested in the Board.

The Funds have had no operations other than those relating to the sale and issuance of limited liability company interests in each of the Funds to one investor, Credit Suisse First Boston Private Equity, Inc., an affiliate of the Investment Adviser, which provided each Fund's seed capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The Funds' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America. These accounting principles require the use of estimates and actual results could differ from those estimates.

Costs associated with the formation of the Funds, primarily legal and other professional fees, are expected to be approximately $278,000 and will be borne by the Investment Adviser.

Each Fund intends to be treated as a partnership for Federal income tax purposes. Each member is responsible for the tax liability or benefit relating to the member's distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements.

3. MANAGEMENT FEES AND RELATED PARTIES

Effective April 1, 2005, each Fund will pay the Investment Adviser a fee (the "Management Fee") computed at the annual rate of 1.25% of the aggregate value of its outstanding interests determined as of the last day of each month and payable quarterly (before any repurchases of interests).

4. REDEMPTIONS AND REPURCHASE OF COMPANY INTERESTS

The Fund may offer from time to time to repurchase interests or portions of interests in the Fund from members pursuant to written tenders by the members. The Investment Adviser expects that it will recommend to the Board that CSFB Alternative Capital Multi-Strategy Master Fund, LLC and CSFB Alternative Capital Long/Short Equity Master Fund, LLC initially offer to repurchase interest from members as of June 30, 2005 and, thereafter, for all Funds, four times each year as of the last business day of March, June, September and December.

Each Fund may, from time to time, offer to repurchase outstanding Units or portions of units from members pursuant to a written tender by a member.

THE FINANCIAL INFORMATION THAT FOLLOWS THIS PAGE IS UNAUDITED FINANCIAL INFORMATION. THIS UNAUDITED FINANCIAL INFORMATION HAS NOT BEEN PREPARED OR APPROVED BY PRICEWATERHOUSECOOPERS LLP.

CSFB ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

SCHEDULE OF INVESTMENTS AS OF FEBRUARY 28, 2005 (UNAUDITED)


                                                           FAIR VALUE
                                                         --------------
INVESTMENTS IN UNDERLYING FUNDS

         Amaranth Capital Partners, LLC                  $   5,093,961
         Antares European Fund, L.P.                         4,366,741
         Atticus Global, L.P.                                4,136,477
         Campbell Financial Futures Fund                     2,062,008
         Canyon Value Realization Fund, L.P.                 3,538,326
         Crescendo European Fund, L.P.                       1,941,270
         Fore Convertible Fund, L.P.                         1,617,550
         GoldenTree High Yield Partners, L.P.                2,066,512
         Joho Partners, L.P.                                 5,253,813
         Moore Technology Venture Fund, LLC (Onshore)           33,815
         Obsidian Fund, LLC.                                 7,650,926
         Perry Partners, L.P.                                2,282,902
         Polygon Global Opportunities Fund, L.P.             2,480,869
         Puma, L.P.                                             63,567
         Remington Investment Strategies, L.P.              13,527,137
         Silver Point Capital Fund, L.P.                     2,098,757
         Silverback Partners, L.P.                           2,065,623
         Spinnaker Global Opportunities Fund, Ltd.           2,320,333
         Stark Investments, L.P.                             4,136,191
         Tiger Fund, L.P.                                       91,794
         Tosca Fund                                          2,379,332
         Tremblant Partners, L.P.                            2,356,469
         Tudor BVI Global Fund, L.P.                         7,704,938
         Ward Ferry Asia Fund (Onshore)                      2,585,064
         Westfield Life Sciences Fund II, L.P.               2,242,595
         Whitney New Japan Investors, L.P.                   1,944,436
         York Capital Management, L.P.                       7,776,682
                                                         -------------
TOTAL INVESTMENTS IN UNDERLYING FUNDS                    $  93,818,088
                                                         =============

Effective after the close of business on March 31, 2005, CSFB Alternative Capital Multi-Strategy Master Fund, LLC, (the "Master Fund") will receive an asset transfer from Multi-Strategy Private Fund, LP, an unregistered private fund managed by CSFB Alternative Capital, Inc., (the "Investment Adviser"). The Multi-Strategy Private Fund, LP, a Delaware limited partnership formed on March 4, 2005, is comprised of high net worth individuals and institutions and serves as the successor entity of several private partnerships, also advised by the Investment Adviser, which transferred all of their investable assets to the Multi-Strategy Private Fund, L.P.

The most recently available values of the hedge fund investments that the Master Fund expects to receive are the unaudited values of the underlying investments as of February 28, 2005. Such value, as of February 28, 2005, is $93,818,088. The actual value to be transferred will be based on the unaudited values as of March 31, 2005. Those values will be different than the unaudited values as of February 28, 2005.

In addition, on April 1, 2005, Multi-Strategy Private Fund, LP will contribute an additional $5,500,000 in cash.

The current investors in Multi-Strategy Private Fund, LP are former investors in the private partnerships and, pursuant to prior written notice from the Investment Adviser, consented to this transfer.

                                     PART C

Responses to Items 25.2.h, 25.2.i, 25.2.n, and 25.2.o of Part C have been omitted pursuant to Paragraph 3 of Instruction G of the General Instructions to Form N-2.

OTHER INFORMATION

ITEM 25. FINANCIAL STATEMENTS AND EXHIBITS.

Financial Statements are included in Part B of this Registration Statement.

(2)  Exhibits:

     (a)  Limited Liability Company Agreement is filed herewith.

     (b)  By-Laws are filed herewith.

     (c)  Not applicable.

     (d)  Not applicable.

     (e)  Not applicable.

     (f)  Not applicable.

     (g)  Investment Advisory Agreement is filed herewith.

     (h)  Not applicable.

     (i)  Not applicable.

     (j)  (i)  Custodian Services Agreement is filed herewith.
          (ii) Form of Escrow Agreement is filed herewith.

     (k) (i) Administration, Accounting and Investor Services Agreement is filed herewith.
          (ii) Expense Limitation Agreement is filed herewith.

     (l)  Not applicable.

     (m)  Not applicable.

     (n) (i) Opinion and Consent of Kirkpatrick & Lockhart Nicholson Graham LLP on tax matters are filed herewith.
          (ii) Consent of PricewaterhouseCoopers LLP is filed herewith.

     (o)  Not applicable.

     (p)  Agreement Regarding Provision of Initial Capital is filed herewith.

     (q)  Not applicable.

     (r)  Code of Ethics is filed herewith.

     (s)  Powers of attorney are filed herewith.

ITEM 26. MARKETING ARRANGEMENTS.

     Interests will be issued solely in transactions not involving any "public offering" within the meaning of Section 4(2) of the 1933 Act.

ITEM 27. OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION.

     The approximate expenses in connection with the offering of CSFB Alternative Capital Multi-Strategy Master Fund, LLC are minimal and are consolidated with those of its Feeder Funds.

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL.

The following persons may be considered to be under common control with Registrant at the time of this filing:

     CSFB Alternative Capital Relative Value Institutional Fund, LLC; CSFB Alternative Capital Event Driven Institutional Fund, LLC;
     CSFB Alternative Capital Long/Short Equity Institutional Fund, LLC; CSFB Alternative Capital Tactical Trading Institutional Fund, LLC; CSFB Alternative Capital Multi-Strategy Institutional Fund, LLC;

     CSFB Alternative Capital Relative Value Offshore Institutional Fund, LDC; CSFB Alternative Capital Event Driven Offshore Institutional Fund, LDC; CSFB Alternative Capital Long/Short Offshore Equity Institutional
      Fund, LDC;
     CSFB Alternative Capital Tactical Trading Offshore Institutional Fund, LDC; CSFB Alternative Capital Multi-Strategy Offshore Institutional Fund, LDC;

     CSFB Alternative Capital Relative Value Fund, LLC;
     CSFB Alternative Capital Event Driven Fund, LLC;
     CSFB Alternative Capital Long/Short Equity Fund, LLC;
     CSFB Alternative Capital Tactical Trading Fund, LLC;
     CSFB Alternative Capital Multi-Strategy Fund, LLC;

     CSFB Alternative Capital Relative Value Master Fund, LLC;
     CSFB Alternative Capital Event Driven Master Fund, LLC;
     CSFB Alternative Capital Long/Short Equity Master Fund, LLC; and

     CSFB Alternative Capital Tactical Trading Master Fund, LLC.

ITEM 29. NUMBER OF HOLDERS OF SECURITIES.

Set forth below is the number of record holders as of March 23, 2005, of each class of securities of the Registrant:

TITLE OF CLASS                                         NUMBER OF RECORD HOLDERS
--------------                                         ------------------------
Limited Liability Company Interests,                   1
par value $0.01 per share

ITEM 30. INDEMNIFICATION.

Registrant's Limited Liability Company Agreement and By-Laws contain provisions limiting the liability, and providing for indemnification, of the Registrant's Managers and officers under certain circumstances.

Insofar as indemnification for liabilities arising under the 1933 Act, may be permitted to managers, officers and controlling persons of the Registrant pursuant to the provisions described in this Item 30, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a manager, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such manager, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISOR.

Reference is made to: (i) the information set forth under the caption "Investment Advisory Services" in the Statement of Additional Information; and
(ii) the Form ADV of CSFB Alternative Capital, Inc. (the "Adviser") (File No. 801-55321) filed with the Commission, all of which are incorporated herein by reference.

ITEM 32. LOCATION OF ACCOUNTS AND RECORDS.

All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant's custodian, PFPC Trust Company located at 8800 Tinicum Boulevard, 3rd Floor, Philadelphia, Pennsylvania 19153, and the Registrant's administrator, PFPC Inc., located at 301 Bellevue Parkway, Wilmington Delaware 19809, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of the Adviser, located at 11 Madison Avenue, New York, NY 10010, telephone number 800-910-2732. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of the Adviser.

ITEM 33. MANAGEMENT SERVICES.

Not applicable.

ITEM 34. UNDERTAKINGS.

Not applicable.

                                   SIGNATURES

Pursuant to requirements of the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of New York and the State of New York on the 1st day of April 2005.

                                        CSFB ALTERNATIVE CAPITAL MULTI-
                                        STRATEGY MASTER FUND, LLC


                                        By:    /s/ James H. Vos
                                               ----------------
                                               James H. Vos
                                               President

This Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

 SIGNATURE                    TITLE                               DATE
--------------------         --------------------------------    ---------------
/s/ James H. Vos             Manager                             April 1, 2005
---------------------
James H. Vos

/s/ Karin B. Bonding*        Manager                             April 1, 2005
---------------------
Karin B. Bonding

/s/ Philip B. Chenok*        Manager                             April 1, 2005
---------------------
Philip B. Chenok

/s/ Charles A. Hurty*        Manager                             April 1, 2005
---------------------
Charles A. Hurty

     *By:     /s/ Stacie Yates
              --------------------
              Stacie Yates
              Attorney-In-Fact**
              April 1, 2005

** Powers of Attorney are filed herewith as exhibit (s) to this Registration
   Statement.

                                  EXHIBIT INDEX

          (a)         Limited Liability Company Agreement
          (b)         By Laws
          (g)         Investment Advisory Agreement
          (j)(i)      Custodian Services Agreement
          (j)(ii)     Form of Escrow Agreement
          (k)(i)      Administration, Accounting and Investor Services Agreement
          (k)(ii)     Expense Limitation Agreement
          (n)(i) Opinion and Consent of Kirkpatrick & Lockhart Nicholson Graham LLP on tax matters
          (n)(ii)     Consent of PricewaterhouseCoopers LLP
          (p)         Agreement Regarding Provision of Initial Capital
          (r)         Code of Ethics
          (s)         Powers of Attorney